THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $445,057 (000))
COMMON STOCK — 67.5%
	Shares	Fair Value (000)
AUSTRALIA — 1.7%
Glencore	1,397,572	$7,722

BELGIUM — 1.3%
Anheuser-Busch InBev	95,204	5,663

BRAZIL — 0.3%
MercadoLibre*	836	1,395

CANADA — 2.0%
Barrick Gold	478,236	8,852

CHINA — 2.0%
Tencent Holdings	186,400	8,641

DENMARK — 2.2%
Novo Nordisk, Cl B	75,212	9,948

FRANCE — 1.1%
BNP Paribas	68,587	4,711

GERMANY — 2.0%
Deutsche Telekom	193,951	5,073
SAP	18,880	3,985

		9,058
JAPAN — 0.3%
Hitachi	67,500	1,482

SOUTH KOREA — 1.0%
BNK Financial Group	5,858	40
DB Insurance	1,287	103
HD Hyundai	1,414	86
Hyosung Advanced Materials	83	19
Hyundai Marine & Fire Insurance	1,630	43
KEPCO Engineering & Construction	679	38
Korean Air Lines	6,526	101
KT	4,437	128
Samsung Biologics*	1,302	887

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
SOUTH KOREA — (continued)
SK Hynix	22,030	$3,114

		4,559
TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	44,573	7,390

UNITED KINGDOM — 4.5%
AstraZeneca	57,877	9,202
Centrica	3,915,645	6,672
SSE	177,818	4,299

		20,173
UNITED STATES — 47.4%
3M	44,866	5,723
AbbVie	19,350	3,586
Alphabet, Cl C	27,149	4,701
Amazon.com*	50,915	9,520
Apple	47,510	10,551
Arista Networks*	6,790	2,353
Bank of America	179,957	7,254
Cadence Design Systems*	8,372	2,241
Caterpillar	16,053	5,558
Citigroup	102,668	6,661
Colgate-Palmolive	46,698	4,632
Elevance Health	16,672	8,870
Energy Transfer	495,639	8,064
EOG Resources	34,789	4,411
Exxon Mobil	48,152	5,710
Freeport-McMoRan	97,681	4,436
Home Depot	6,140	2,261
Interactive Brokers Group, Cl A	18,206	2,172
Intercontinental Exchange	49,995	7,577
Intuitive Surgical*	15,617	6,943
JPMorgan Chase	45,996	9,788
Lam Research	4,643	4,278
Mastercard, Cl A	3,140	1,456
Merck	59,666	6,750
Meta Platforms, Cl A	10,087	4,790
Microsoft	30,088	12,587
Netflix*	8,579	5,390

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Newmont	195,453	$9,591
NVIDIA	88,720	10,382
Procter & Gamble	33,903	5,450
Regeneron Pharmaceuticals*	4,165	4,495
ServiceNow*	10,591	8,625
Shell	163,113	5,966
Uber Technologies*	92,112	5,938
Wells Fargo	39,525	2,345

		211,055
TOTAL COMMON STOCK
(Cost $261,240) (000)		300,649

CORPORATE OBLIGATIONS — 5.4%
	Face Amount (000)
MEXICO — 0.4%
Southern Copper
3.875%, 04/23/25	$.1,600	1,580

UNITED STATES — 5.0%
American Tower
Callable 08/17/26 @ $100.000
1.450%, 09/15/26	2,600	2,421
Broadcom
Callable 07/15/26 @ $100.000
3.459%, 09/15/26	2,400	2,337
Cheniere Energy
Callable 08/12/24 @ $102.313
4.625%, 10/15/28	2,500	2,452
Flex
Callable 01/02/26 @ $100.000
3.750%, 02/01/26	1,700	1,664
IQVIA
Callable 08/30/24 @ $100.833
5.000%, 10/15/26(A)	3,100	3,055
MPLX
Callable 11/15/24 @ $100.000
4.000%, 02/15/25	1,600	1,585

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PRA Health Sciences
Callable 08/30/24 @ $100.719
2.875%, 07/15/26(A)	$.2,500	$2,363
Regal Rexnord
6.050%, 02/15/26	1,600	1,612
Scotts Miracle-Gro
Callable 08/03/26 @ $102.188
4.375%, 02/01/32	2,900	2,567
Uber Technologies
Callable 08/30/24 @ $102.000
8.000%, 11/01/26(A)	2,300	2,310

		22,366
TOTAL CORPORATE OBLIGATIONS
(Cost $23,882) (000)		23,946

ASSET-BACKED SECURITY — 3.0%

UNITED STATES — 3.0%
Jonah Energy, Ser 2022-1, Cl A1
Callable 11/10/26 @ $100.000
7.200%, 12/10/37(A)	13,194	13,227

Total Asset-Backed Security
(Cost $13,026) (000)		13,227

U.S. TREASURY OBLIGATION — 9.3%

U.S. Treasury Bill
5.311%, 08/15/24(B)	41,300	41,215

TOTAL U.S. TREASURY OBLIGATION
(Cost $41,216) (000)		41,215

TOTAL INVESTMENTS — 85.2%
(Cost $339,364) (000)		$379,037

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On July 31, 2024, the value of these securities amounted $20,955 (000) and represented 4.7% of net assets.

(B)	The rate reported on the Consolidated Schedule of Investments is the effective yield at the time of purchase.

Open futures contracts held by the Fund at July 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Euro-Bund 10-Year Bond	247	Sep-2024	$35,212	$35,748	$627
Gold†	52	Oct-2024	12,760	12,736	(24)
Gold†	118	Dec-2024	29,139	29,182	43
U.S. 10-Year Treasury Note	334	Sep-2024	37,029	37,345	316
			$114,140	$115,011	$962

† Security, or a portion thereof, is held by the Chiron Capital Allocation Fund Ltd., as of July 31, 2024.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JULY 31, 2024 (Unaudited)

At July 31, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS
Information Technology	18.5%
Health Care	14.8%
Financials	11.0%
Energy	11.0%
U.S. Treasury Obligation	10.9%
Materials	9.1%
Communication Services	7.6%
Industrials	5.9%
Consumer Staples	4.2%
Consumer Discretionary	3.5%
Utilities	2.9%
Real Estate	0.6%
100.0%

CHI-QH-001-1800